Derivative Financial Instruments (Details 1) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current assets [Member] USD ($)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current assets [Member] JPY (¥)	Mar. 31, 2010 Forwards contracts [Member] Deferred income taxes and other current assets [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current liabilities [Member] USD ($)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current liabilities [Member] JPY (¥)	Mar. 31, 2010 Forwards contracts [Member] Deferred income taxes and other current liabilities [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other assets [Member] USD ($)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other assets [Member] JPY (¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other liabilities [Member] USD ($)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other liabilities [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current assets [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current assets [Member] USD ($)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current assets [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current liabilities [Member] USD ($)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current liabilities [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current liabilities [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other assets [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other assets [Member] USD ($)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other assets [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other liabilities [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other liabilities [Member] USD ($)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other liabilities [Member] JPY (¥)	Mar. 31, 2011 Option contracts [Member] Deferred income taxes and other current assets [Member] JPY (¥)	Mar. 31, 2011 Option contracts [Member] Deferred income taxes and other current assets [Member] USD ($)	Mar. 31, 2010 Option contracts [Member] Deferred income taxes and other current assets [Member] JPY (¥)	Mar. 31, 2011 Option contracts [Member] Deferred income taxes and other current liabilities [Member] USD ($)	Mar. 31, 2010 Option contracts [Member] Deferred income taxes and other current liabilities [Member] JPY (¥)
Fair value of derivative instruments
Derivative instruments designated as hedging instruments, Derivative assets	$ 1,675	¥ 139,000	¥ 526,000	$ 133	¥ 11,000	¥ 73,000				$ 24	¥ 2,000			¥ 126,000	$ 1,518	¥ 354,000				¥ 0	$ 0	¥ 99,000
Derivative instruments designated as hedging instruments, Derivative liabilities	15,518	1,288,000	1,564,000				9,843	817,000	830,000			0	0				5,675	471,000	734,000				0	0	0
Undesignated derivative instruments, Derivative assets	131,229	10,892,000	8,827,000	4,855	403,000	90,000				0	0			6,967,000	83,940	1,730,000				3,515,000	42,530	6,989,000				7,000	84	18,000
Undesignated derivative instruments, Derivative liabilities	32,386	2,688,000	3,064,000				24,398	2,025,000	1,248,000			1,518	126,000				4,602	382,000	915,000				155,000	1,868	901,000				0	0
Total Derivative Instrument, assets	132,904	11,031,000	9,353,000
Total Derivative Instrument, liabilities	$ 47,904	¥ 3,976,000	¥ 4,628,000